Investments in real estate, net (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Investments in real estate, net
Land held for future development	$ 341,678,000	$ 431,838,000
Rentable square feet of land held for future development (in square feet)	10,939,000	8,328,000
Square feet undergoing preconstruction activities (in square feet)	2,700,000	3,000,000
Number of largest projects included in preconstruction	2
Minimum lease payments to be received under the terms of the operating lease agreements, excluding expense reimbursements
2012	370,344,000
2013	364,752,000
2014	342,160,000
2015	304,731,000
2016	279,586,000
Thereafter	1,319,210,000
Total minimum lease payments to be received	2,980,783,000
Investments in real estate, net
Value of acquired in-place leases, net	(17,921,000)	(27,266,000)
Acquired in-place leases
Investments in real estate, net
Value of acquired in-place leases	55,599,000	55,599,000
Accumulated amortization	(37,678,000)	(28,333,000)
Value of acquired in-place leases, net	17,921,000	27,266,000
Amortization expense	9,300,000	7,900,000	9,400,000
Weighted average amortization period (in years)	3.4
Estimated annual amortization
2012	3,200,000
2013	3,316,000
2014	3,223,000
2015	3,011,000
2016	2,641,000
Other intangible assets
Investments in real estate, net
Value of acquired in-place leases	46,655,000	32,599,000
Accumulated amortization	(25,072,000)	(22,562,000)
Value of acquired in-place leases, net	21,583,000	10,037,000
Amortization of intangible assets	3,400,000	3,200,000	4,000,000
Weighted average amortization period (in years)	10.0
Estimated annual amortization
2012	2,863,000
2013	2,537,000
2014	2,238,000
2015	2,081,000
2016	$ 1,879,000